Cover	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity File Number	001-42033
Entity Registrant Name	ZONE FRONTIER INC.
Entity Central Index Key	0001956741
Entity Tax Identification Number	88-4042082
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5718 Westheimer Road
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057
City Area Code	713
Local Phone Number	352-3977
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock of Zone Frontier Inc., par value $0.0001 per share
Trading Symbol	ZONE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false